ISSUANCE OF DEBT SECURITIES (Details) $ in Thousands					12 Months Ended
	Nov. 28, 2024 ARS ($)	Nov. 04, 2024 ARS ($)	Aug. 02, 2024 ARS ($)	Apr. 26, 2021 USD ($)	Dec. 31, 2024 ARS ($)	Nov. 28, 2024 USD ($)	Dec. 02, 2019 USD ($)	Mar. 06, 2018 USD ($)	Sep. 22, 2016 USD ($)
Global Program for the Issuance of Negotiable Bonds
Disclosure of detailed information about borrowings [line items]
Maximum amount in circulation									$ 800,000
Maximum Amount for Expansion of Bonds Program							$ 2,300,000	$ 2,300,000
Reduced the amount of the Program	$ 300,000		$ 300,000	$ 300,000			$ 300,000
Extended term				5 years
Class H Negotiable Bonds
Disclosure of detailed information about borrowings [line items]
Term			12 months		12 months
Notional amount			$ 20,877,777		$ 20,877,777
Borrowings interest rate basis			Private Bank’s Badlar rate
Borrowings, adjustment to interest rate basis			5.25%		5.25%
Repayments of borrowings		$ 2,342,101
Class I Corporate Debt
Disclosure of detailed information about borrowings [line items]
Term	6 months				6 months
Notional amount					$ 30,000	$ 30,000
Fixed interest rate	4.70%				4.70%	4.70%